Long-Term Deposits	12 Months Ended
Dec. 31, 2022
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS

10. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021

Rental deposits	$127,303	$149,175
Prepayments for equipment	2,544	147,050
	$129,847	$296,225